Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Expense Example - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	$ 243